CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses
General and administrative	¥ (113,221)	$ (15,947)	¥ (108,935)	¥ (174,021)
Total operating expenses	(395,553)	(55,714)	(299,768)	(353,072)
Loss from operations	(101,864)	(14,349)	(210,214)	(181,539)
Equity in income/(loss) of affiliates	(580)	(82)	292	726
Other income/(expenses)
Interest income	5,689	801	27,181	50,041
Foreign exchange gains/(losses), net	(6,483)	(913)	(22,210)	7,030
Other income, net	7,107	1,001	6,136	2,895
Loss before income tax expense	(99,076)	(13,956)	(204,019)	(129,064)
Net loss	(99,291)	(13,987)	(193,382)	(121,524)
Net loss attributable to ordinary shareholders	(99,291)	(13,987)	(193,382)	(121,524)
Net loss	(99,291)	(13,987)	(193,382)	(121,524)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	6,435		27,160	(3,191)
Foreign currency translation adjustment	0		0	0
Comprehensive loss	(92,856)	(13,081)	(166,222)	(124,715)
Parent Company [Member]
Operating expenses
General and administrative	(3,790)	(534)	(3,593)	(3,688)
Total operating expenses	(3,790)	(534)	(3,593)	(3,688)
Loss from operations	(3,790)	(534)	(3,593)	(3,688)
Equity in income/(loss) of affiliates	(102,773)	(14,475)	(198,586)	(124,832)
Other income/(expenses)
Foreign exchange gains/(losses), net	882	124	5,284	4,669
Other income, net	6,390	898	3,513	2,327
Loss before income tax expense	(99,291)	(13,987)	(193,382)	(121,524)
Net loss	(99,291)	(13,987)	(193,382)	(121,524)
Net loss attributable to ordinary shareholders	(99,291)	(13,987)	(193,382)	(121,524)
Net loss	(99,291)	(13,987)	(193,382)	(121,524)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	6,435	906	27,160	(3,191)
Foreign currency translation adjustment	0		0	0
Comprehensive loss	¥ (92,856)	$ (13,081)	¥ (166,222)	¥ (124,715)